Employee Cost - Summary of Assumptions Used in Accounting for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	3.40%	2.10%	1.60%
Rate of increase in compensation level of covered employees	3.90%	3.50%	3.50%